Note 27 - Finance Costs - Schedule of Interest Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Bank borrowings	$ 513,048	$ 599,377	$ 564,250
Loan from shareholders (Refer to Note 34)	0	113,549	253,469
Lease liabilities	30,760	19,582	346
Finance costs	$ 543,808	$ 732,508	$ 818,065